================================================================================
                                    LEXINGTON
================================================================================




================================================================================
                                    LEXINGTON
                                     RAMIREZ
                                     GLOBAL
                                     INCOME
                                      FUND
                       ---------------------------------
                         o Quarterly dividends
                         o Capital appreciation potential
                         o Free telephone exchange
                           privilege
                         o No sales charge
                       ---------------------------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                               The Lexington Group
                                   of NO LOAD
                              Investment Companies
================================================================================

DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

      Global bond returns were a mixed bag during the first half of 1997. Fixed income securities denominated in U.S. dollars performed reasonably well as most investment grade securities earned their coupon return. Emerging market debt -- Brady Bonds and the like -- enjoyed excellent returns as spreads between non-investment grade bonds and U.S. Treasury obligations narrowed dramatically. The unmanaged Lehman Brothers Emerging Markets Bond Index gained about 10.5% during the first half of the year.

      U.S. investors, however, fared poorly in non-dollar bonds. Overseas fixed income markets are benefiting from slow economic growth and low inflation. Foreign bond prices rose during the period but these gains plus coupon returns were more than erased by currency depreciation versus the U.S. Dollar. Overall, non-dollar global bond markets declined 4.1% in U.S. dollar terms during this first six months of 1997.

      With its accent on diversification and high current income, the Lexington Ramirez Global Income Fund has performed better than most of its peers so far this year. Its 2.1%* total return during the first half was good enough to place it within the top quartile of all global fixed income mutual funds as measured by Lipper Analytical Services Inc. Although the Fund's price declined by 24 cents a share in the period, this was more than offset by 47.5 cents a share of dividend income.

      The value of the U.S. Dollar seesawed up and down 10% versus the Japanese Yen during the first two quarters of 1997. This, however, had little impact on our Fund. The big problem was the persistent 13% decline in the value of the German Mark. The Fund has about 18% of its assets invested in Eastern Europe--Poland, Hungary, the Czech Republic and Slovakia. These currencies are partially tied to the D-Mark. So, despite the high income returns on these bonds, we lost ground as their currencies depreciated. We maintain a favorable view of the profit potential of these markets given the steady progress of these countries in curbing inflation and reforming their economies. The Fund will remain overweighted in Eastern Europe during the second half.

      We did make significant portfolio changes in other areas during the first half of the year. Our holdings in Southeast Asia were eliminated because of currency instability in the region. We reduced our holdings in Australia, Spain and Portugal because yields converged with those in the U.S. Proceeds from these sales were used to increase our holdings of emerging market dollar-denominated debt and lower rated domestic corporate and mortgage bonds. These changes should help insure a high dividend return for investors in the second half.

Sincerely,



/s/Maria Fiorini Ramirez      /s/Denis P. Jamison        /s/Robert M. DeMichele
------------------------      -------------------        ----------------------
Maria Fiorini Ramirez         Denis P. Jamison           Robert M. DeMichele
Portfolio Manager             Portfolio Manager          President
August, 1997                  August, 1997               August, 1997

* 11.49%, 8.28% and 8.10% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1997. Prior to December 31, 1994 the Fund operated under a different name and investment objective. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)

   PRINCIPAL                                          VALUE
AMOUNT OR SHARES           SECURITY                  (NOTE 1)
--------------------------------------------------------------

              LONG-TERM DEBENTURES: 85.4%

              GOVERNMENT OBLIGATIONS: 54.8%
              ARGENTINA: 2.0%

$    600,000  Republic of Argentina
                5.50%, due 03/31/23 ...........    $  416,625
                                                   ----------
              AUSTRALIA: 3.2%
    940,000*  New South Wales Treasury
                Corporation
                6.50%, due 05/01/06 ...........       677,788
                                                   ----------
              BRAZIL: 6.5%
  1,680,975   Government of Brazil "C"
                4.50%, due 04/15/14 ...........     1,351,083
                                                   ----------
              COSTA RICA: 3.7%
    900,000   Banco Costa Rica
                6.25%, due 05/21/10 ...........       758,250
                                                   ----------
              DOMINICAN REPUBLIC: 4.8%
  1,200,000   Central Bank of Dominican
                Republic
                6.375%, due 08/30/24 ..........       995,280
                                                   ----------
              ECUADOR: 1.8%
    500,000   Government of Ecuador
                6.4375%, due 02/28/25 .........       368,750
                                                   ----------
              GREECE: 5.7%
310,000,000*  Hellenic Republic
                14.00%, due 10/23/03 ..........     1,175,191
                                                   ----------
              HUNGARY: 5.6%
200,000,000*  Government of Hungary
                21.00%, due 10/24/99 ..........     1,149,528
                                                   ----------
              JORDAN: 5.7%
  1,750,000   Kingdom of Jordan
                4.00%, due 12/23/23 ...........     1,168,125
                                                   ----------
              MEXICO: 1.9%
    500,000   United Mexican States**
                6.25%, due 12/31/19 ...........       387,031
    500,000   United Mexican States
                (Rights)**                                 --
                                                   ----------
                                                      387,031
                                                   ----------
              NEW ZEALAND: 3.8%
  1,150,000*  New Zealand Government
                 6.50%, due 02/15/00 ............  $  776,310
                                                   ----------

              POLAND: 3.7%
  2,680,000*  Government of Poland
                16.00%, due 10/12/98 ............     760,880
                                                   ----------
              SOUTH AFRICA: 2.9%
  1,100,000*  Electricity Supply
                Commission
                11.00%, due 06/01/08 ..........       195,605
  2,000,000*  Republic of South Africa
             12.00%, due 02/28/05 .............       393,162
                                                   ----------
                                                      588,767
                                                   ----------
              SPAIN: 1.2%
 30,000,000*  Bonos Y Oblig Del Estado
                10.15%, due 01/31/06 ..........       255,908

                                                   ----------
              VENEZUELA: 2.3%
    500,000   Republic of Venezuela
                6.50%, due 12/18/07 ...........       463,925
                                                   ----------
              TOTAL GOVERNMENT
                OBLIGATIONS
                (Cost $11,095,132) ............    11,293,441
                                                   ----------

              CORPORATE BONDS: 30.6%
              CANADA: 10.0%
  1,000,000   CHC Helicopter
                11.50%, due 07/15/02 ..........     1,045,000
    500,000*  Rogers Communication, Inc.
                10.50%, due 02/14/06 ..........       393,278
    700,000*  Stelco, Inc.
                10.40%, due 11/30/09 ..........       625,767
                                                   ----------
                                                    2,064,045
                                                   ----------
              CZECH REPUBLIC: 3.9%
 12,500,000*  CEZ, A.S.
                11.30%, due 06/06/05 ..........       366,489
 14,800,000*  Skofin S.R.O., A.S.
                11.625%, due 02/09/98 .........       439,632
                                                   ----------
                                                      806,121
                                                   ----------


   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited) (continued)

   PRINCIPAL                                               VALUE
    AMOUNT               SECURITY                         (NOTE 1)
--------------------------------------------------------------------------------
              DENMARK: 9.3%
 $ 5,468,499* Nykredit
                7.00%, due 10/01/26 ..................   $ 808,062
  5,467,999*  Realkredit Danmark
                7.00%, due 10/01/26 ..................     808,813
  2,000,000*  Unikredit 7.00%,
                due 10/01/26 .........................     295,443
                                                        ----------
                                                         1,912,318
                                                        ----------
              UNITED STATES: 7.4%
    700,000   Archibold Candy**
                10.25%, due 7/01/04 ..................     713,562
    939,344   NSCOR 1997-6 Series B-4
                7.50%, due 4/01/27 ...................     642,460
    200,327   DLJ Mortgage Acceptance**
                7.25%, due 9/25/11 ...................     159,322
                                                        ----------
                                                         1,515,344
                                                        ----------

              TOTAL CORPORATE BONDS
                (Cost $6,365,021) ....................   6,297,828
                                                        ----------
              TOTAL LONG-TERM DEBENTURES
                (Cost $17,460,153) ...................  17,591,269
                                                        ----------
              SHORT-TERM INVESTMENTS: 9.5%
              LEBANON: 2.6%
882,470,000*  Lebanon Government
                  Treasury Bills
                  0%, due 2/19/98 ...................      525,147
                                                        ----------
              MEXICO: 2.8%
  4,700,000*  Cetes 0%, due 7/24/97 .................      583,436
                                                        ----------
              SLOVAKIA: 3.6%
 25,000,000*  European Bank for Research &
                Development 12.50%,
                due 08/19/97 ........................      744,072
                                                        ----------
              UNITED STATES: 0.5%
  $ 100,000   U.S. Treasury Bills
                5.09%, due 12/11/97 .................       97,658
                                                        ----------
              TOTAL SHORT-TERM INVESTMENTS
                (cost $2,027,641) ...................    1,950,313
                                                        ----------
              CALL OPTIONS WRITTEN: (0.1%)
  1,680,975     Government of Brazil "C" strike price
                $80.50 expires 7/10/97
                (premium $16,916) (Note 8) .........       (14,371)
    500,000   United Mexican States strike price
                $78.437 expires 7/24/97
                (premium $4,250) (Note 8)                   (2,306)
                                                         ---------
              TOTAL CALL OPTIONS WRITTEN ............      (16,677)
                                                         ---------
              TOTAL INVESTMENTS: 94.8% ..............   19,524,905
                (Cost $19,487,794+) Note 1

              Other assets in excess of
                liabilities: 5.2% ...................    1,071,240
                                                        ----------
               TOTAL NET ASSETS: 100.0%
                (equivalent to $10.98 per share on
                1,875,986 shares outstanding) .......  $20,596,145
                                                       ===========



 * Principal amount represents local currency.
** Restricted Security (Note 9).
 + Aggregate cost for Federal income tax purposes is identical.


    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30,1997 (unaudited)

ASSETS
Investments, at value (cost $19,487,794) (Note 1) ................   $19,524,905
Cash .............................................................       366,565
Receivable for investment securities sold ........................       716,746
Receivable for shares sold .......................................       252,254
Dividends and interest receivable ................................       581,261
                                                                     -----------
           Total Assets ..........................................    21,441,731
                                                                     -----------

LIABILITIES
Due to Lexington Management Corporation (Note 2) .................         2,359
Payable for investment securities purchased ......................       700,000
Payable for shares redeemed ......................................        53,560
Distributions payable ............................................        61,382
Accrued expenses .................................................        26,783
Unrealized loss on open forward contracts (Note 7) ...............         1,502
                                                                     -----------
           Total Liabilities .....................................       845,586
                                                                     -----------
NET ASSETS (equivalent to $10.98 per share on 1,875,986
      shares outstanding) (Note 4) ...............................   $20,596,145
                                                                     ===========
NET ASSETS consist of:
Additional paid-in capital (Note 1) ..............................   $20,246,330
Undistributed net investment income (Note 1) .....................        69,746
Accumulated net realized gain on investments and foreign
      currency transactions (Note 1) .............................       245,344
Unrealized appreciation on investments and foreign
      currency transactions .......................................       34,725
                                                                     -----------
                                                                     $20,596,145
                                                                     ===========




    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (unaudited)


INVESTMENT INCOME
Interest ......................................................................    $1,153,027
Less: foreign tax expense .....................................................         7,795
                                                                                 ------------
       Total investment income ................................................                       $1,145,232

EXPENSES
   Investment advisory fee (Note 2) ...........................................       100,737
   Printing and mailing expenses ..............................................        26,643
   Distribution expense (Note 3) ..............................................        25,181
   Transfer agent and shareholder servicing expense (Note 2) ..................        15,323
   Custodian expense ..........................................................        14,829
   Registration fees ..........................................................        11,176
   Professional fees ..........................................................         9,385
   Accounting expenses (Note 2) ...............................................         8,330
   Directors' fees and expenses ...............................................         7,989
   Computer processing fees ...................................................         3,164
   Other expenses .............................................................         3,746
                                                                                 ------------
       Total expenses .........................................................       226,503
         Less: expenses recovered under contract with
           investment adviser (Note 2) ........................................        75,404            151,099
                                                                                 ------------       ------------
       Net investment income ..................................................                          994,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5)
   Net realized gain (Ioss) on:
       Investments ............................................................       238,982
       Foreign currency transactions ..........................................      (185,655)
                                                                                 ------------
         Net  realized  gain ..................................................                           53,327
   Net  change  iappreciationd (depreciation) on:
       Investments ............................................................      (646,889)
       Foreign currency translations of other assets and liabilities ..........       (36,462)
                                                                                 ------------
         Net change in unrealized appreciation ................................                         (683,351)
                                                                                                    ------------
           Net realized and unrealized loss ...................................                         (630,024)
                                                                                                    ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................                         $364,109
                                                                                                    ============


   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                        Six months             Year
                                                                           ended              ended
                                                                       June 30, 1997       December 31,
                                                                        (unaudited)            1996
                                                                       ------------        ------------

Net investment income .............................................       $994,133          $1,816,665
Net realized gain on investments and foreign currency transactions          53,327             193,850
Net change in unrealized appreciation (depreciation) of investments
   and foreign currency translations ..............................       (683,351)            222,285
                                                                      ------------        ------------
     Increase in net assets resulting from operations .............        364,109           2,232,800
Distributions to shareholders from net investment income ..........       (838,076)         (1,529,914)
Distributions to shareholders from net realized gains from
     security transactions ........................................           --               (92,247)
Increase (decrease) in net assets from
   capital share transactions (Note 4) ............................     (8,039,708)         16,244,449
                                                                      ------------        ------------
     Net increase (decrease) in net assets ........................     (8,513,675)         16,855,088

NET ASSETS:
   Beginning of period ............................................     29,109,820          12,254,732
                                                                      ------------        ------------
   End of period (including undistributed net investment income of $69,746 and distributions in excess of net investment
     income of $86,311, respectively) .............................    $20,596,145         $29,109,820
                                                                      ============        ============



   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996


1.    SIGNIFICANT ACCOUNTING POLICIES
Lexington Ramirez Global Income Fund, (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      INVESTMENTS Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LMC deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, lacking any sales, at the last available bid price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by management in good faith and approved by the Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

      FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

      FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

      DISTRIBUTIONS Dividends from net investment income are normally declared and paid quarterly and dividends from net realized capital gains are normally declared and paid annually. However, the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996 (continued)


1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

      USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with MFR Advisors Inc. ("MFR") under which MFR Provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and MFR, LMC pays MFR a monthly sub-advisory fee at the annual rate of .50% of the fund's average daily net assets. For 1997, LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fee and operating expenses) to an annual rate of 1.50% of the Fund's average daily net assets. The investment advisory fee and expense reimbursement are set forth in the statement of operations.

The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $17,654, which are incurred by the Fund, but paid by LMC.

 3.  DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1997 were $25,181 and are set forth in the statement of operations. 4. CAPITAL STOCK Transactions in capital stock were as follows:


                                                  Six months ended                  Year ended
                                                    June 30,1997                 December 31, 1996
                                             --------------------------      -------------------------
                                               Shares          Amount          Shares         Amount
                                                -----          ------          ------         ------
Shares sold ..............................      680,141      $7,577,363      2,090,482     $23,291,607
Shares issued on reinvestment of dividends       62,956         690,008        119,710       1,308,206
                                             ----------     -----------       --------      ----------
                                                743,097       8,267,371      2,210,192      24,599,813
Shares redeemed ..........................   (1,461,555)    (16,307,079)      (755,281)     (8,355,364)
                                             ----------     -----------       --------      ----------
Net increase (decrease) ..................     (718,458)    $(8,039,708)     1,454,911     $16,244,449
                                             ==========     ===========      =========     ===========

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996 (continued)


5.    PURCHASES AND SALES OF INVESTMENT SECURITIES
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1997, excluding short-term securities, were $9,776,419 and $14,176,494, respectively.

At June 30, 1997, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,053,905 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,019,180.

6.    INVESTMENT AND CONCENTRATION RISKS
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign exchange contracts as the result of the potential inability of counterparties to meet the terms of their contracts.

7.    FORWARD FOREIGN EXCHANGE CONTRACTS
At June 30, 1997, the Fund was committed to sell foreign currencies under the following forward foreign exchange contracts:


                                         Contract
                                          Amount                                 Unrealized
                          Settlement      (Local      Contract     Current     Gain (Loss) at
Security                     Date        Currency)      Rate        Rate        June 30, 1997
-------                     -------       ------       -------     ------       ------------
Australian Dollar .....    7/31/97        900,000      0.7513      0.7543           $(2,664)
Canadian Dollar .......    7/09/97      1,300,000      1.3780      1.3797             1,162
                                                                                    -------
                                                                                    $(1,502)
                                                                                    =======

8.    OPTION CONTRACTS
When the Fund writes a call option, an amount equal to the premium received by the fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30,1997 (unaudited) and December 31, 1996 (continued)


8.    OPTION CONTRACTS (CONTINUED)
The following written call option transactions occurred during the period ended June 30, 1997:

                                                                       Number of
                                                           Premiums    Contracts
                                                           --------    --------
Options written, outstanding at December 31, 1996 ....    $   5,530      1
Options written during the period ended
   June 30, 1997 .....................................      148,456      9
Options exercised ....................................      (52,438)    (3)
Options expired ......................................      (80,382)    (5)
                                                          ---------     --
Options written, outstanding at June 30, 1997 ........    $  21,166      2
                                                          =========     ==

9.    RESTRICTED SECURITIES
The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.


                                                          Shares or
                                            Acquisition    Principal                        Market         % of Net
Security                                       Date         Amount      Average Cost         Value          Assets
--------                                     --------       -------      -----------       --------         ------
Archibold Candy .......................       6/27/97        700,000       $100.00        $  713,562        3.46%
DLJ Mortgage Acceptance ...............      10/25/96        200,327         73.87           159,322        0.77
United Mexican States .................       6/24/97        500,000         78.46           387,031        1.89
United Mexican States (Rights) ........       6/24/97        500,000          0.00                --        0.00
                                                                                           ---------        ----
                                                                                          $1,259,915        6.12%
                                                                                           =========        ====

Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:



                                                                      Six months
                                                                        ended
                                                                       June 30,                Year ended December 31,
                                                                         1997      ---------------------------------------------
                                                                      (unaudited)     1996        1995        1994        1993
                                                                      -----------     ----        ----        ----        ----
Net asset value, beginning of period ............................    $    11.22    $   10.75   $     9.80   $   10.95   $   10.39
                                                                     ----------    ---------   ----------   ---------   ---------
Income (loss) from investment operations:
  Net investment income .........................................          0.55         1.01         0.96        0.46        0.53
  Net realized and unrealized gain (loss) from
    investments and foreign currency transactions ...............         (0.31)        0.36         0.95       (1.16)       0.58
                                                                     ----------    ---------   ----------   ---------   ---------
Total income (loss) from investment operations ..................          0.24         1.37         1.91       (0.70)       1.11
                                                                     ----------    ---------   ----------   ---------   ---------
Less distributions:
  Distributions from net investment income ......................         (0.48)       (0.86)       (0.96)      (0.45)      (0.55)
  Distributions from net realized gains .........................            --        (0.04)          --          --          --
                                                                     ----------    ---------   ----------   ---------   ---------
Total distributions .............................................         (0.48)       (0.90)       (0.96)      (0.45)      (0.55)
                                                                     ----------    ---------   ----------   ---------   ---------
Net asset value, end of period ..................................    $    10.98    $   11.22   $    10.75   $    9.80   $   10.95
                                                                     ----------    ---------   ----------   ---------   ---------
Total return ....................................................         4.38%*      13.33%       20.10%      (6.52%)     10.90%
Ratio to average net assets:
  Expenses, before reimbursement or waiver ......................         2.25%*       2.33%        3.07%       1.80%       1.44%
  Expenses, net of reimbursement or waiver ......................         1.50%*       1.50%        2.75%       1.50%       1.44%
  Net investment income,
    before reimbursement or waiver ..............................         9.12%*       9.49%        9.48%       4.18%       4.83%
  Net investment income .........................................         9.87%*      10.32%        9.80%       4.48%       4.83%
  Portfolio turnover ............................................       114.71%*      71.83%      164.72%      10.20%      31.06%
Net assets, end of period (000's omitted) .......................    $   20,596    $  29,110   $   12,255   $  10,351   $  14,576

*Annualized

LEXINGTON
RAMIREZ GLOBAL INCOME FUND



INVESTMENT ADVISER
----------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


SUB-ADVISER
----------------------------------------------
MFR ADVISORS, INC.
Liberty Plaza
46th Floor
200 Liberty Street
New York, New York 10006


DISTRIBUTOR
----------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663




--------------------------------------------------------------------------------
  ALL SHAREHOLDER REQUESTS FOR SERVICES OF
  ANY KIND SHOULD BE SENT TO:

  TRANSFER AGENT
----------------------------------------------

  STATE STREET BANK AND
  TRUST COMPANY
  c/o National Financial Data Services
  1004 Baltimore
  Kansas City, Missouri 64105

  OR CALL TOLL FREE:
  SERVICE AND SALES: 1-800-526-0056
  24 HOUR ACCOUNT INFORMATION:
  1-800-526-0052
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------




This report has been prepared for the information of the shareholders of Lexington Ramirez Global Income Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.